Subsequent Events - Additional Information (FY) (Details)	Aug. 04, 2023 USD ($) Integer shares	Jan. 11, 2023 USD ($) Integer shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Number of Shareholders Elected to Redeem Shares | Integer		260
Common Class A [Member]
Stock Redeemed or Called During Period, Shares		47,381,598
Percentage of Stock Redeemed of Issued and Outstanding		98.10%
Stock Redeemed or Called During Period, Value | $		$ 478,003,632
Temporary Equity, Shares Outstanding			918,402	48,300,000	48,300,000
Subsequent Event [Member]
Number of Shareholders Elected to Redeem Shares | Integer	16	260
Subsequent Event [Member] | July Two Thousand and Twenty Two Note [Member]
Notes Payable, Noncurrent | $			$ 250,000
Subsequent Event [Member] | Common Class A [Member]
Stock Redeemed or Called During Period, Shares	282,624	47,381,598
Percentage of Stock Redeemed of Issued and Outstanding	30.77%	98.10%
Stock Redeemed or Called During Period, Value | $	$ 2,942,663	$ 478,003,632
Temporary Equity, Shares Outstanding		918,402